Revenue (Details) - Schedule of trade receivables, unbilled receivables, contract assets and contract liabilities - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of trade receivables, unbilled receivables, contract assets and contract liabilities [Abstract]
Trade receivables (net of allowance for credit losses of $543 and $1,558 at December 31, 2019 and 2020, respectively)		$ 48,623	$ 34,615
Short-term unbilled receivables	[1]	9,301	9,511
Long-term unbilled receivables	[1]	772	362
Contract assets	[2]	7,485	6,095
Deferred revenues (short-term contract liabilities)		34,548	21,021
Long-term deferred revenues (long-term contract liabilities)	[3]	$ 524	$ 216

[1]	Unbilled receivables relate to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to its fulfilled obligations.
[2]	Contract assets relate to unbilled receivables, which represent revenue recognized on arrangements for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date, and the right to consideration is generally subject to milestone completion, client acceptance or factors other than the passage of time.
[3]	Included in other long-term liabilities in the consolidated balance sheets